NON-CONTROLLING INTERESTS - Summary of Non-controlling Interests (Details) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure of Non Controlling Interest [Line Items]
Preferred equity	$ 27,981	$ 29,373	$ 29,979	$ 28,512	$ 26,912	$ 26,286
Non-controlling interests
Disclosure of Non Controlling Interest [Line Items]
Preferred equity	23,932		25,256
Participating non-controlling interests – in operating subsidiaries
Disclosure of Non Controlling Interest [Line Items]
Preferred equity	18,099	18,669	18,863	16,604	15,526	14,755
General partnership interest in a holding subsidiary held by Brookfield
Disclosure of Non Controlling Interest [Line Items]
Preferred equity	48	52	55	59	58	59
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of Non Controlling Interest [Line Items]
Preferred equity	2,330	2,529	2,684	2,908	2,848	2,892
BEPC exchangeable shares
Disclosure of Non Controlling Interest [Line Items]
Preferred equity	2,152	2,336	2,479	2,686	2,522	2,561
Preferred equity
Disclosure of Non Controlling Interest [Line Items]
Preferred equity	565	570	583	584	573	571
Perpetual subordinated notes
Disclosure of Non Controlling Interest [Line Items]
Preferred equity	$ 738	$ 738	$ 592	$ 592	$ 592	$ 592